NOTES PAYABLE	12 Months Ended
Dec. 31, 2015
NOTES PAYABLE [Abstract]
NOTES PAYABLE	NOTE 3:NOTES PAYABLE The notes payable are due to various entities and bear interest at rates from 0 to 14%